SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue, 30th Fl.
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage          New York, New York            Nov. 4, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:             0
                                        -------------
Form 13F Information Table Entry Total:       43
                                        -------------
Form 13F Information Table Value Total:    $484,694 (thousands)
                                        -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending September 30, 2010

COLUMN 1                      COLUMN 2              COLUMN 3        COLUMN 4         COLUMN 5
--------                      --------              --------        --------         --------
NAME OF ISSUER                TITLE OR CLASS        CUSIP           VALUE (x$1000)   PRN
ACORDA THERAPEUTICS INC       COM                   00484M106       40,450           1,225,000          SH
ALEXION PHARMACEUTICALS INC   COM                   15351109        38,616             600,000          SH
ANTIGENICS INC DEL            COM                   37032109           495             500,000          SH
ASPEN TECHNOLOGY INC          COM                   45327103         2,074             200,000          SH
AUXILIUM PHARMACEUTICALS INC  COM                   05334D107       38,409           1,550,000          SH
AVANIR PHARMACEUTICALS INC    CL A NEW              05348P401        6,380           2,000,000          SH
BANK OF AMERICA CORPORATION   COM                   60505104        10,482             800,000          SH
BEAZER HOMES USA INC          COM                   07556Q105        1,136             275,000          SH
BIODEL INC                    COM                   09064M105        2,385             450,000          SH
BRF-BRASIL FOODS S A          SPONSORED ADR         10552T107        9,318             600,000          SH
CISCO SYS INC                 COM                   17275R102       17,520             800,000          SH
CITIGROUP INC COM             COM                   172967101        1,955             500,000          SH
CROWN CASTLE INTL CORP        COM                   228227104        6,623             150,000          SH
EXPRESS SCRIPTS INC           COM                   302182100       17,045             350,000          SH
GOLDMAN SACHS GROUP INC       COM                   38141G104        7,229              50,000          SH
GOOGLE INC                    CL A                  38259P508       26,290              50,000          SH
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD      465562106        9,672             400,000          SH
JARDEN CORP                   COM                   471109108        6,226             200,000          SH
LENNAR CORP                   CL A                  526057104        3,076             200,000          SH
LEXICON PHARMACEUTICALS INC   COM                   528872104        6,226           3,891,108          SH
MARTIN MARIETTA MATLS INC     COM                   573284106       14,624             190,000          SH
MASTERCARD INC                CL A                  57636Q104        6,720              30,000          SH
METLIFE INC                   COM                   59156R108       38,450           1,000,000          SH
MGIC INVT CORP WIS            COM                   552848103        3,692             400,000          SH
MINDRAY MEDICAL INTL LTD      SPON ADR              602675100       12,567             425,000          SH
MORGAN STANLEY                COM NEW               617446448        4,936             200,000          SH
NEKTAR THERAPEUTICS           COM                   640268108       19,201           1,300,000          SH
ONYX PHARMACEUTICALS INC      COM                   683399109        9,233             350,000          SH
ORACLE CORP                   COM                   68389X105        5,370             200,000          SH
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR         71654V408        5,441             150,000          SH
PMI GROUP INC                 COM                   69344M101        4,771           1,300,000          SH
QUALCOMM INC                  COM                   747525103       18,053             400,000          SH
RESEARCH IN MOTION LTD        COM                   760975102        3,895              80,000          SH
SMART TECHNOLOGIES INC        CL A SUB VTG S        83172R108       11,495             848,369          SH
VISA INC                      COM CL A              92826C839       14,852             200,000          SH
WELLS FARGO & CO NEW          COM                   949746101       21,976             875,000          SH
CITIGROUP INC                 UNIT 99/99/9999       172967416        5,076              43,000          SH
MICROVISION INC DEL           *W EXP 07/23/201      594960163          198             360,515          SH
Amil Participacoes SA         COM                   B28R2K6            962             100,000          SH
BM&F Bovespa SA               COM                   B2RHNV9          1,673             200,000          SH
Diagnosticos Da America SA    COM                   B03WBK9         14,470           1,200,000          SH
Duratex SA                    COM                   B27WY88          4,881             450,000          SH
Fleury SA                     COM                   B4X4D29         10,551             850,000          SH